CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Convertible Notes Payable:
CONVERTIBLE NOTES PAYABLE

4. CONVERTIBLE NOTES PAYABLE

On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from us over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches, for proceeds to us of $250,000 per tranche, convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in our outstanding common stock and certain distributions to all holders of our common stock. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement. On May 22, 2012, the Company received proceeds for the issuance of convertible debentures with an aggregate principal amount of $425,000, which was the remaining balance due under the Subscription Agreement (in addition to $425,000 from the issuance of its common shares - see Note 5). Each convertible debenture bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. Interest accrued in aggregate for these convertible debentures as of September 30, 2012, was $25,308. As of September 30, 2012, $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of those convertible debentures were converted into common shares, as of September 30, 2012, the holders thereof would receive 1,193,773 shares of common stock.

During the period ended September 30, 2012, the conversion price of notes issued was greater the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. In the prior years, the Company had issued convertible notes where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,476 at March 31, 2012. During the period ended September 30, 2012, the Company recognized interest expense of $29,567 relating to the amortization of this discount, resulting in an unamortized balance of $142,909 as of September 30, 2012.

4.  CONVERTIBLE NOTES PAYABLE

On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from us over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches, for proceeds to us of $250,000 per tranche, convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in our outstanding common stock and certain distributions to all holders of our common stock. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement. Each convertible debenture bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. Interest accrued in aggregate for these convertible debentures as of March 31, 2012, was $19,130. As of March 31, 2012, $450,000 of these convertible debentures were outstanding. If the outstanding principal on all of those convertible debentures were converted into common shares, as of March 31, 2012, the holders thereof would receive 786,058 shares of common stock.